Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fixed-maturity securities,
Available-for-sale, at fair value (amortized cost of $615,294 and $637,031, respectively)	$ 645,870	$ 711,526
Policy loans	263	261
Derivatives	5,508	2,159
Total investments	651,641	713,946
Cash and cash equivalents	22,710	64,226
Accrued investment income	8,795	8,011
Receivables (net of allowance for uncollectible accounts of $18 and $15, respectively)	4,160	2,492
Reinsurance recoverable	2,501	2,214
Deferred acquisition costs	104,002	92,245
Other assets	28,502	20,454
Assets, exclusive of separate accounts assets	822,311	903,588
Separate account assets	1,986,039	1,577,274
Total assets	2,808,350	2,480,862
Policyholder liabilities:
Account balances and future policy benefit reserves	578,120	693,404
Policy and contract claims	1,528	2,684
Unearned premiums	1,559	1,539
Other policyholder funds	1,801	1,454
Total policyholder liabilities	583,008	699,081
Other derivative liabilities	73,273	5,430
Other liabilities	9,769	31,597
Liabilities, exclusive of separate account liabilities	666,050	736,108
Separate account liabilities	1,986,039	1,577,274
Total liabilities	2,652,089	2,313,382
Stockholder's equity:
Common stock, $10 par value. Authorized, issued, and outstanding 200,000 shares, at December 31, 2013 and 2012	2,000	2,000
Additional paid-in capital	72,500	72,500
Retained earnings	71,414	58,935
Accumulated other comprehensive income, net of tax	10,347	34,045
Total stockholder's equity	156,261	167,480
Total liabilities and stockholder's equity	$ 2,808,350	$ 2,480,862